Financial Risks - Summary of Closing Levels of Certain Major Indices (Detail) - Counterparty	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
S & P 500 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	3,840	4,766	3,756	3,231	2,507
Nasdaq [member]
Disclosure of equities prices [line items]
Closing levels of major indices	10,466	15,645	12,888	8,973	6,635
FTSE 100 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	7,452	7,385	6,461	7,542	6,728
AEX [member]
Disclosure of equities prices [line items]
Closing levels of major indices	689	798	625	605	488